Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 30, 2016
Property, Plant and Equipment
Schedule of property, plant and equipment

	December 30,	December 25,
($ in thousands)	2016	2015
Land	$5,021	$5,021
Buildings and land improvements	107,140	65,794
Furniture and fixtures	26,009	25,237
Computers and office equipment	157,542	153,979
Field equipment	130,681	138,721
Leasehold improvements	75,492	65,734
	501,885	454,486
Less: accumulated depreciation	(255,289)	(255,021)
Net property, plant and equipment	$246,596	$199,465